Notes Payable	12 Months Ended
Dec. 31, 2019
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

	As of
	December 31, 2019	December 31, 2018
Bank acceptance notes	$15,050,902	$17,120,504
Total	$15,050,902	$17,120,504

The interest-free notes payable, ranging from nine months to one year from the date of issuance, were secured by $3.59 million and $3.41million restricted cash, $11.17 million and $9.19 million notes receivable, and $1.95 million and $0 land use rights, as of December 31, 2019 and December 31, 2018, respectively.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission, included in the financial expenses in the statement of operations, on each loan transaction. The interest charge of notes payable is free.